Real Estate Acquired in Settlement of Loans	12 Months Ended
Dec. 31, 2011
Real Estate Acquired in Settlement of Loans [Abstract]
Real Estate Acquired in Settlement of Loans
(3)	Real Estate Acquired in Settlement of Loans

	December 31, 2011	December 31, 2010
Commercial	$17,150	$67,421
Real estate construction - residential	306,863	294,960
Real estate construction - commercial	13,649,784	12,934,239
Real estate mortgage - residential	2,120,721	2,777,614
Real estate mortgage - commercial	6,623,580	3,476,607

Total	$22,718,098	$19,550,841
Less valuation allowance for other real estate owned	(6,976,985)	(6,158,433)

Total	$15,741,113	$13,392,408

Balance at December 31, 2010		$19,550,841

Additions, net of charge-offs		10,447,979
Proceeds from sales		(6,841,293)
Net loss on sales		(439,429)

Total other real estate owned		$22,718,098
Less valuation allowance for other real estate owned		(6,976,985)

Balance at December 31, 2011		$15,741,113

Activity in the valuation allowance for other real estate owned in settlement of loans for the years ended December 31, 2011, 2010, and 2009, respectively, is summarized as follows:

	The Year Ended December 31,
	2011	2010	2009

Balance, beginning of period	$6,158,433	$—	$—
Provision for other real estate owned	1,251,466	6,158,433	—
Charge-offs	(432,914)	—	—

Balance, end of period	$6,976,985	$6,158,433	$—